Unaudited Condensed Consolidated Statements of Changes in Stockholders’ Equity (Parentheticals) - Brilliant Acquisition Corp	12 Months Ended
Dec. 31, 2020 shares
Net of underwriting discounts and offering expenses	4,600,000
Sale of private units	261,000